SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheets date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements, other than as described below.

On February 10, 2023, at the special meeting of stockholders of the Company, stockholders of the Company approved the certificate of amendment to the second amended and restated certificate of incorporation to amend the Company’s contractual expiration date of February 11, 2023 by changing the date by which the Company must cease all operations except for the purpose of winding up if it fails to complete a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination from February 11, 2023 to August 11, 2023. In connection with the vote at the special meeting, the holders of 25,597,728 shares of Class A Common Stock, par value $0.0001 per share, properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.11 per share, for an aggregate redemption amount of approximately $258,793,030.08. The remaining shares to be redeemed is 2,002,272.

On January 11, 2023, the Company and AEON entered into interim financing letter agreements with certain investors for a total aggregate amount of $20 million.

On January 5, 2023, in connection with the Business Combination proposal, a purposed shareholder of the Company filed a complaint in the United States District Court for the Southern District of New York, against the Company and its board of directors, alleging that the registration statement on Form S-4 filed on December 27, 2022 with the SEC omitted material information related to the Business Combination. Since the filing of the complaint, several purported shareholders of the Company have also sent demand letters to the Company’s counsel, similarly alleging that the registration statement filed by the Company on December 27, 2022 with the SEC omitted material information related to the Business Combination and demanding that the Company, its board of directors and/or AEON make supplemental corrective disclosures addressing the alleged deficiencies.

On January 23, 2023, Wells Fargo agreed to waive its entitlement to the deferred underwriting commission of $4,636,800 to which it became entitled to upon completion of the Company’s Initial Public Offering, subject to the consummation of the Transaction. As a result, the Company during its quarter ended March 31, 2023 derecognized the deferred underwriting fee payable of $4,636,800 and will record $4,436,713 of the forgiveness of the deferred underwriting fee allocated to Public Shares to the carrying value of the shares of Class A common stock and the remaining balance of $200,087 was as a gain from extinguishment of liability for the portion allocated to warrant liabilities. As a result, the balance of the deferred underwriting fee payable will be $1,255,800.